Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,808			$ 3,466
Less: current portion of long-term debt	(567)			(526)
Less: current portion of lease liabilities	(5)			(6)
Total current long-term debt and lease liabilities	(572)			(532)
Total non-current credit facilities, long-term debt and lease liabilities	3,236			2,934
Trade and other current receivables	(767)			(807)
Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Carrying value	143			0
Notional amount	145			0
Term Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	400			397
Notional amount	400			400
Heartland term facility
Disclosure of detailed information about borrowings [line items]
Carrying value	224			0
Notional amount	224			0
7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	110			110
Notional amount	110			110
6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	141			141
Notional amount	141			141
7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	569			520
Notional amount	575			528
6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	426			391
Notional amount	431			396
Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	133			168
Notional amount	134			169
New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	93			103
Notional amount	94			104
Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	179			193
Notional amount	$ 182			196
Interest	4.50%	4.50%	4.50%
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 157			164
Notional amount	160			167
Pingston bond
Disclosure of detailed information about borrowings [line items]
Carrying value	39			39
Notional amount	39			39
TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Carrying value	75			85
Notional amount				86
TEC Hedland PTY Ltd bond(5) | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value	675			691
Notional amount	683			699
TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	192			217
Notional amount	193			218
Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	90			91
Notional amount	94	$ 65		97	$ 73
Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	7			10
Notional amount	7	5		10	8
North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	4			3
Notional amount	4	3		3	2
Total long-term debt
Disclosure of detailed information about borrowings [line items]
Carrying value	3,657			3,323
Notional amount	3,692			3,363
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 151			$ 143
Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700			$ 700
South Hedland Bond | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 761			$ 773
Weighted average | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Interest	5.30%	5.30%	5.30%	0.00%	0.00%	0.00%
Weighted average | Term Facility
Disclosure of detailed information about borrowings [line items]
Interest	5.60%	5.60%	5.60%	7.40%	7.40%	7.40%
Weighted average | Heartland term facility
Disclosure of detailed information about borrowings [line items]
Interest	6.60%	6.60%	6.60%	0.00%	0.00%	0.00%
Weighted average | 7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Weighted average | 6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%
Weighted average | 7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.80%	7.80%	7.80%	7.80%	7.80%	7.80%
Weighted average | 6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Weighted average | Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Weighted average | New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Weighted average | Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest				4.50%	4.50%	4.50%
Weighted average | Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Weighted average | Pingston bond
Disclosure of detailed information about borrowings [line items]
Interest	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%
Weighted average | TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Interest	8.30%	8.30%	8.30%	9.40%	9.40%	9.40%
Weighted average | TEC Hedland PTY Ltd bond(5) | AUD
Disclosure of detailed information about borrowings [line items]
Interest	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Weighted average | TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Weighted average | Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%
Weighted average | Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Interest	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Weighted average | North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Weighted average | Other
Disclosure of detailed information about borrowings [line items]
Borrowings effective interest rate	5.98%	5.98%	5.98%